Common Stock (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 11, 2015	Jun. 06, 2014	Dec. 31, 2014	Dec. 31, 2016	Feb. 29, 2012
Class of Stock [Line Items]
Rights offering issuance costs			$ 218
Subscription Rights [Member]
Class of Stock [Line Items]
Stock issued by exercise of warrant or right		274,954
Common stock warrants, exercise price		$ 10.40
Number of shares called by each warrant or right		1
Value of stock issued by exercise of warrant or right		$ 2,860
Rights offering issuance costs		218
Warrants [Member]
Class of Stock [Line Items]
Common stock warrants, exercise price				$ 12.48	$ 62.40
Warrants [Member] | Executive Officer [Member]
Class of Stock [Line Items]
Stock issued by exercise of warrant or right	35,060
Common stock warrants, exercise price	$ 9.88
Revolving Credit Facility [Member] | Real Estate Strategies, L.P. [Member]
Class of Stock [Line Items]
Proceeds from revolving debt		$ 2,000